Employee Benefits - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Profit sharing contribution	2.75%	2.50%	2.50%
Company match of participant contributions	50.00%
Maximum annual compensation contribution	2.00%
Expense under plan	$ 284	$ 270	$ 242
Stock options granted
Total intrinsic value of stock options and outstanding	34	4
Total intrinsic value of exercisable stock options	$ 34	$ 4
Stock options exercised	1,000	4,650	0
Stock options vested	0	0